INCOME TAXES - Schedule of Unrecognized Tax Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefit at beginning of period	$ 10,733	$ 48,081	$ 12,699
Changes on acquisition/disposal			52,341
Increases due to tax positions taken in the current year			1,004
Settlements		1,047
Decreases due to lapse of statute of limitations	2,952	35,694	17,056
Translation adjustments	212
Translation adjustments		607	907
Unrecognized tax benefit at end of period	$ 7,993	$ 10,733	$ 48,081